Loans Receivable (including Covered Loans) - Schedule of Loans Receivable (including Covered Loans) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 9,823,270	$ 8,882,920
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	$ 106,829	$ 114,591	$ 116,741
Loans in process	476,796	346,172
Discount on acquired loans	30,095	59,874
Deferred net origination fees	38,916	37,485
Total loan contra accounts	652,636	558,122
Net Loans	9,170,634	8,324,798
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,700,782
Allowance for probable losses	47,347	62,763	64,184
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	200,508
Allowance for probable losses	6,680	6,742	8,407
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	396,309
Allowance for probable losses	990	1,695	882
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	98,282
Allowance for probable losses	5,781	5,592	9,165
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	106,813
Allowance for probable losses	2,946	3,077	3,552
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,129,437
Allowance for probable losses	5,304	4,248	3,816
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,186,551
Allowance for probable losses	8,960	7,548	5,595
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	657,580
Allowance for probable losses	24,980	16,527	16,614
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	149,527
Allowance for probable losses	902	928	1,002
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	197,481
Allowance for probable losses	2,939	3,227	$ 3,524
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 9,493,987	$ 8,409,022
Ratio of type of loan to total loans receivable	96.80%	94.70%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,651,845	$ 5,560,203
Ratio of type of loan to total loans receivable	57.60%	62.60%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 200,509	$ 140,060
Ratio of type of loan to total loans receivable	2.00%	1.60%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 396,307	$ 385,824
Ratio of type of loan to total loans receivable	4.00%	4.30%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 94,208	$ 77,832
Ratio of type of loan to total loans receivable	1.00%	0.90%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 103,989	$ 108,623
Ratio of type of loan to total loans receivable	1.10%	1.20%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,125,722	$ 917,286
Ratio of type of loan to total loans receivable	11.60%	10.30%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 986,270	$ 591,336
Ratio of type of loan to total loans receivable	10.00%	6.70%
Non-acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 612,836	$ 379,226
Ratio of type of loan to total loans receivable	6.20%	4.30%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 127,646	$ 116,042
Ratio of type of loan to total loans receivable	1.30%	1.30%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 194,655	$ 132,590
Ratio of type of loan to total loans receivable	2.00%	1.50%
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 166,293	$ 184,188
Ratio of type of loan to total loans receivable	1.60%	2.00%
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 87,081	$ 76,507
Ratio of type of loan to total loans receivable	0.90%	0.80%
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 75,909	$ 213,203
Ratio of type of loan to total loans receivable	0.70%	2.50%